Operating Segments - Details by reporting segment Parentheticals (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Reclassification of deposit Insurance premiums from net interest income expense to non interest income expense	₩ 423,834	₩ 406,276	₩ 371,054
Reclassification of fund contributuion fees from net interest income expense to non interest income expense	402,057	367,961	327,911
Consolidated Adjustments [Member]
Disclosure of operating segments [line items]
Dividend received by the holding company from the subsidiary company	1,272,393	692,605	680,375
Consolidated Adjustments [Member] | Woori FIS Co Ltd [Member]
Disclosure of operating segments [line items]
Related party transaction interest income	₩ 300,297	₩ 274,768	₩ 252,922